________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________


                 a series of the New Providence Investment Trust



                           INSTITUTIONAL CLASS SHARES


                               ANNUAL REPORT 2000


                            FOR THE YEAR ENDED MAY 31






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



          This report and the financial statements contained herein are submitted for the general information of the shareholders of the
       Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.


          For more information about the Wisdom Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

ATLANTA INVSETMENT COUNSEL, L.L.C.
               Manager of the Wisdom Fund



June 1, 2000



Dear Shareholders,


"Success in investing  doesn't  correlate with IQ once you're above the level of
25. Once you have ordinary intelligence, what you need is the temperament to control the urges that get other people into trouble in investing." Warren Buffet, 1996 Shareholder Meeting. We couldn't agree more!



The past ten weeks have seen a shift in market sentiment that has so far been very favorable to our portfolio and to value investing. We have been asked how and why such shifts occur. We have tried to come up with several reasons that sound logical. Many times we don't understand what's really happened until much later. Here are some possible signs of, and reasons for, the shift:



The Dow was down dramatically by February 25, while the NASDAQ was up substantially, underscoring the popular, but meaningless, Old Economy / New Economy split.



The anxiety suffered by New Economy adherents as Microsoft was unable to settle with the Justice Department.



The retirement of Tiger Fund's Julian Robertson and the replacement of Oakmark's Robert Sanborn--sure signs of intense frustration from serious value investors.





[Letterhead]

In Contrast to years past, Berkshire Hathaway's 1999 Annual Report received barely a mention in the financial press. We read it with great interest, of course!



When you buy a stock or mutual fund, it's important not to lose sight of the fact that you're really buying a fractional interest in a business, and not a lottery ticket.



For about two years now, we have been in a market where valuation hasn't mattered one darn bit. In fact, the more that investors focused on valuation, the worse returns have been. While the laws of economic gravity were temporarily suspended, we do not believe they have been fundamentally altered.



Looking back over the last year, the Wisdom Fund under performed the general market and outperformed Berkshire Hathaway Holdings, the portfolio that we attempt to emulate. Berkshire's stock price fell in 1999 for several reasons:



1. Since last summer, Alan Greenspan has raised interest rates because he is worried that the economy is expanding so fast that it will cause a resurgence of inflation. In theory, the prospect of higher interest rates should hurt growth stocks the most. But in today's market, exactly the opposite has occurred. Fearing that higher rates would hit Old Economy stocks the hardest, investors have been dumping those stocks and piling into tech stocks instead,

2. Three of the Wisdom Fund's and Berkshire Hathaway's largest holdings--Coca-cola, Gillette, and Freddie Mac--fell in calendar year 1999 (13%, 14% and 27%, respectively). These stocks have been great investments over a long-term horizon,



3. The Wisdom Fund holds about 26% of its assets in low-return short-term fixed income securities as does Berkshire Hathaway. Due to high valuations in the markets, Berkshire Hathaway has not seen fit to put its cash to work, and



4. Since the Wisdom Fund and Berkshire Hathaway have very little exposure to technology stocks, we feel our holdings have been dragged down by the general devaluation of non-tech stocks.



At Berkshire Hathaway's annual meeting this spring, Warren Buffet scornfully compared the technology sector's breathtaking runup to a "chain letter," in which early participants reap rich rewards at the expense of those who follow.



Of course, we do not like to under perform the S&P 500 stock index. We can say with certainty that there will always be a category or class of investments that will post results greater than ours. For our part, we will continue to implement our investment strategy of emulating the investment portfolio of Berkshire Hathaway which has produced a thirty-year track record second to none.

Warren Buffet said in 1996, "Your goal as an investor should be to purchase, at a rational price, a part interest in an easily understandable business with whose earnings are virtually certain to be materially higher five, ten, and twenty years from now. Over time, you will find only a few companies that meet these standards---so when you see one that qualifies, you should buy a meaningful amount of stock. You must also resist the temptation to stray from your guidelines: If you aren't willing to own a stock for ten years, don't even thing about owning it for ten minutes. Put together a portfolio of companies whose aggregate earnings march upward over the years, and so also will the portfolio's market value."



And that is the "wisdom" of the Wisdom Fund!




/s/ C. Douglas Davenport

C. Douglas Davenport, J.D.

President, Atlanta Investment Counsel, LLC

                                   WISDOM FUND

                           INSTITUTIONAL CLASS SHARES

                 Performance Update - $25,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2000


[LINE GRAPH HERE]:

--------------------------------------------------------------------------------
                         Wisdom Fund                    S&P 500
                  Institutional Class Shares       Total Return Index
--------------------------------------------------------------------------------
   02/16/99                $25,000                     $25,000
   02/28/99                 25,000                      24,941
   03/31/99                 24,425                      25,939
   04/30/99                 25,275                      26,943
   05/31/99                 24,889                      26,307
   06/30/99                 24,587                      27,767
   07/31/99                 24,713                      26,900
   08/31/99                 24,437                      26,767
   09/30/99                 22,630                      25,742
   10/31/99                 25,223                      27,681
   11/30/99                 25,340                      28,243
   12/31/99                 24,997                      29,907
   01/31/00                 24,314                      28,404
   02/29/00                 22,113                      27,867
   03/31/00                 24,491                      30,593
   04/30/00                 24,415                      29,672
   05/31/00                 25,295                      29,063


This graph depicts the performance of the Wisdom Fund - Institutional Class Shares versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
                 -------------------- -------------------------
                                         Since Commencement
                       One Year            of Operations
                 -------------------- -------------------------
                        1.64 %                  0.92 %
                 -------------------- -------------------------


>>   The graph  assumes an initial  $25,000  investment  at  February  16,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At May 31, 2000, the value of the Wisdom Fund - Institutional Class Shares would have grown to $25,295 - a cumulative total investment return of 1.18% since February 16, 1999.

>> At May 31, 2000, the value of a similar investment in the S&P 500 Total Return Index would have grown to $29,063 - a cumulative total investment return of 16.25% since February 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 62.39%

       Apparel Manufacturing - 1.33%
         (a)Jones Apparel Group, Inc. ..................................................                 1,750            $   46,922
            Liz Claiborne, Inc. ........................................................                   400                15,725
                                                                                                                          ----------
                                                                                                                              62,647
                                                                                                                          ----------
       Beverages - 10.15%
            The Coca-Cola Company ......................................................                 8,950               477,706
                                                                                                                          ----------

       Chemicals - 0.74%
            Great Lakes Chemical Corporation ...........................................                 1,250                34,844
                                                                                                                          ----------

       Cosmetics and Personal Care - 3.05%
            The Gillette Company .......................................................                 4,300               143,512
                                                                                                                          ----------

       Financial Services - 16.09%
            American Express Company ...................................................                 6,750               362,813
            AXA Financial, Inc. ........................................................                 1,825                71,061
            Freddie Mac ................................................................                 2,675               119,037
            Marsh & McLennan Companies, Inc. ...........................................                   600                66,000
            MGIC Investment Corporation ................................................                 1,150                56,997
            The Dun & Bradstreet Corporation ...........................................                 2,650                81,487
                                                                                                                          ----------
                                                                                                                             757,395
                                                                                                                          ----------
       Financial - Banks, Commercial - 2.83%
            Wells Fargo & Company ......................................................                 2,950               133,488
                                                                                                                          ----------

       Insurance - Life and Health - 2.56%
            CIGNA Corporation ..........................................................                   700                62,169
            Torchmark Corporation ......................................................                 2,150                58,453
                                                                                                                          ----------
                                                                                                                             120,622
                                                                                                                          ----------
       Insurance - Multiline - 17.37%
            AFLAC INCORPORATED .........................................................                 1,400                72,363
            Allmerica Financial Corporation ............................................                 1,150                66,341
            Ambac Financial Group, Inc. ................................................                 1,200                60,600
            American International Group, Inc. .........................................                   537                60,446
            American National Insurance Company ........................................                   950                51,300
            Cincinnati Financial Corporation ...........................................                 1,950                78,274
         (a)CNA Financial Corporation ..................................................                 1,650                58,884
            Financial Security Assurance Holdings Ltd. .................................                 1,325                99,458
            Loews Corporation ..........................................................                 1,000                65,875
            PartnerRe Ltd. .............................................................                 2,025                75,178
            The PMI Group, Inc. ........................................................                 1,250                63,359
            The St. Paul Companies, Inc. ...............................................                 1,750                65,625
                                                                                                                          ----------
                                                                                                                             817,703
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Insurance - Property & Casualty - 2.78%
            Erie Indemnity Company .....................................................                 1,950            $   53,625
            Everest Re Group, Ltd. .....................................................                 2,275                77,350
                                                                                                                          ----------
                                                                                                                             130,975
                                                                                                                          ----------
       Publishing - Newspapers - 0.87%
            The Washington Post Company ................................................                    82                41,041
                                                                                                                          ----------

       Real Estate Investment Trust - 1.59%
            First Industrial Realty Trust, Inc. ........................................                   875                25,430
            Tanger Factory Outlet Centers, Inc. ........................................                 1,150                26,594
            Town & Country Trust .......................................................                 1,400                22,925
                                                                                                                          ----------
                                                                                                                              74,949
                                                                                                                          ----------
       Transportation - Miscellaneous - 0.90%
            GATX Corporation ...........................................................                 1,250                42,187
                                                                                                                          ----------

       Utilities - Electric - 2.13%
            FPL Group, Inc. ............................................................                   875                43,313
            Northern States Power Company ..............................................                 1,500                33,187
            The Montana Power Company ..................................................                   625                23,672
                                                                                                                          ----------
                                                                                                                             100,172
                                                                                                                          ----------

            Total Common Stocks (Cost $2,817,159) ............................................................             2,937,241
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest         Maturity
                                                                     Principal         Rate             Date
------------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT OBLIGATION - 16.03%

            United States Treasury Bill .....................        $760,000           0%            07/20/00               754,775
            (Cost $754,479)                                                                                               ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Shares
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.97%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...................................               211,257               211,257
       Evergreen Money Market Treasury Institutional Treasury Money
            Market Fund Institutional Service Shares ...................................               211,256               211,256
                                                                                                                          ----------

            Total Investment Companies (Cost $422,513) .......................................................               422,513
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $3,994,151 (b)) .......................................                 87.39%           $4,114,529
Other Assets Less Liabilities ..........................................................                 12.61%              593,764
                                                                                                        ------            ----------
       Net Assets ......................................................................                100.00%           $4,708,293
                                                                                                        ======            ==========



       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



            Unrealized appreciation ..........................................................................           $  267,843
            Unrealized depreciation ..........................................................................             (147,465)
                                                                                                                         ----------

                            Net unrealized appreciation ......................................................           $  120,378
                                                                                                                         ==========

























See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2000


ASSETS
       Investments, at value (cost $3,994,151) .............................................................             $4,114,529
       Cash ................................................................................................                563,217
       Income receivable ...................................................................................                  6,327
       Receivable for fund shares sold .....................................................................                 29,791
       Due from advisor (note 2) ...........................................................................                 11,118
                                                                                                                         ----------

            Total assets ...................................................................................              4,724,982
                                                                                                                         ----------

LIABILITIES
       Accrued expenses ....................................................................................                 16,689
                                                                                                                         ----------

NET ASSETS .................................................................................................             $4,708,293
                                                                                                                         ==========

NET ASSETS CONSIST OF
       Paid-in capital .....................................................................................             $4,647,581
       Undistributed net investment income .................................................................                    219
       Accumulated net realized loss on investments ........................................................                (59,885)
       Net unrealized appreciation on investments ..........................................................                120,378
                                                                                                                         ----------
                                                                                                                         $4,708,293
                                                                                                                         ==========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
         ($2,710,312 / 273,814 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.90
                                                                                                                         ==========

INVESTOR CLASS
       Net asset value, redemption and offering price per share
         ($656,212 / 66,077 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.93
                                                                                                                         ==========
       Maximum offering price per share (100 / 95.50% of $9.93) ............................................                 $10.40
                                                                                                                         ==========

CLASS B
       Net asset value, redemption and maximum offering price per share
         ($1,168,374 / 117,131 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.97
                                                                                                                         ==========

CLASS C
       Net asset value,  redemption and maximum  offering price per share
         ($173,395 / 17,369 shares : unlimited  shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.98
                                                                                                                         ==========









See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2000



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  21,539
            Dividends ......................................................................................                 35,889
                                                                                                                          ---------

                  Total income .............................................................................                 57,428
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 12,914
            Fund administration fees (note 2) ..............................................................                  3,499
            Distribution and service fees - Class B (note 3) ...............................................                  2,157
            Distribution and service fees - Class C (note 3) ...............................................                    180
            Distribution and service fees - Investor Class (note 3) ........................................                    712
            Custody fees ...................................................................................                  3,216
            Registration and filing administration fees (note 2) ...........................................                  2,190
            Fund accounting fees (note 2) ..................................................................                 45,000
            Audit fees .....................................................................................                 10,530
            Legal fees .....................................................................................                 10,027
            Securities pricing fees ........................................................................                  1,779
            Shareholder recordkeeping fees .................................................................                  8,950
            Other accounting fees (note 2) .................................................................                  1,399
            Shareholder servicing expenses .................................................................                  2,634
            Registration and filing expenses ...............................................................                  8,143
            Printing expenses ..............................................................................                  7,308
            Trustee fees and meeting expenses ..............................................................                  3,180
            Other operating expenses .......................................................................                  3,145
                                                                                                                          ---------

                  Total expenses ...........................................................................                126,963
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) .....................................................               (110,174)
                       Investment advisory fees waived (note 2) ............................................                (12,914)
                       Fund administration fees waived (note 2) ............................................                   (132)
                       Other accounting fees waived (note 2) ...............................................                   (694)
                                                                                                                          ---------

                  Net expenses .............................................................................                  3,049
                                                                                                                          ---------

                       Net investment income ...............................................................                 54,379
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                (58,004)
       Increase in unrealized appreciation on investments ..................................................                123,160
                                                                                                                          ---------

            Net realized and unrealized gain on investments ................................................                 65,156
                                                                                                                          ---------

                  Net increase in net assets resulting from operations .....................................              $ 119,535
                                                                                                                          =========

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended          Period ended
                                                                                                  May 31,               May 31,
                                                                                                   2000                1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
         Operations
               Net investment income .....................................................      $   54,379            $    1,775
               Net realized loss from investment transactions ............................         (58,004)               (1,881)
               Increase (decrease) in unrealized appreciation on investments .............         123,160                (2,782)
                                                                                                ----------            ----------
                   Net increase (decrease) in net assets resulting from operations .......         119,535                (2,888)
                                                                                                ----------            ----------
         Distributions to shareholders from
               Net investment income - Institutional Class ...............................         (45,278)               (1,775)
               Net investment income - Investor Class ....................................          (5,847)                    0 (b)
               Net investment income - Class B ...........................................          (2,809)                    0
               Net investment income - Class C ...........................................            (226)                    0
                                                                                                ----------            ----------
                   Decrease in net assets resulting from distributions ...................         (54,160)               (1,775)
                                                                                                ----------            ----------
         Capital share transactions
               Increase in net assets resulting from capital share transactions (d) ......       4,144,606               502,975
                                                                                                ----------            ----------
                               Total increase in net assets ..............................       4,209,981               498,312
NET ASSETS
         Beginning of period .............................................................         498,312                     0
                                                                                                ----------            ----------
         End of period ...................................................................      $4,708,293            $  498,312
                                                                                                ==========            ==========
(d) A summary of capital share activity follows:
                                                    --------------------------------------------------------------------------------
                                                              Period ended                                Period ended
                                                              May 31, 2000                              May 31, 1999 (a)
                                                      Shares                Value                 Shares                Value
                                                    --------------------------------------------------------------------------------
--------------------------------------------------
               INSTITUTIONAL CLASS
--------------------------------------------------
Shares sold ......................................     218,824            $2,185,791                50,110            $  501,100
Shares issued for reinvestment of distributions ..       4,701                45,278                   179                 1,775
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     223,525            $2,231,069                50,289            $  502,875
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                 INVESTOR CLASS
--------------------------------------------------
Shares sold ......................................      87,208            $  839,421                    10            $      100
Shares issued for reinvestment of distributions ..         598                 5,846                     0                     0
Shares redeemed ..................................     (21,739)             (200,724)                    0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................      66,067            $  644,543                    10            $      100
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                   CLASS B (c)
--------------------------------------------------
Shares sold ......................................     117,050            $1,100,100                     0            $        0
Shares issued for reinvestment of distributions ..          81                   805                     0                     0
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     117,131            $1,100,905                     0            $        0
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                   CLASS C (c)
--------------------------------------------------
Shares sold ......................................      17,347            $  167,863                     0            $        0
Shares issued for reinvestment of distributions ..          22                   226                     0                     0
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................      17,369            $  168,089                     0            $        0
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                  FUND SUMMARY
--------------------------------------------------
Shares sold ......................................     440,429            $4,293,175                50,120            $  501,200
Shares issued for reinvestment of distributions ..       5,402                52,155                   179                 1,775
Shares redeemed ..................................     (21,739)             (200,724)                    0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     424,092            $4,144,606                50,299            $  502,975
                                                    ==========            ==========            ==========            ==========

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) A distribution from Investor Class income was paid in the amount of $0.22.
(c) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.


                                                                                      See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                             --------------------------------    -----------------------------------
                                                                    Institutional Class                    Investor Class
                                                             --------------------------------    -----------------------------------
                                                               Year ended       Period ended       Year ended       Period ended
                                                                 May 31,           May 31,           May 31,           May 31,
                                                                  2000             1999 (a)           2000             1999 (a)
                                                             --------------------------------    -----------------------------------

Net asset value, beginning of period .......................       $ 9.91           $ 10.00            $ 9.92            $10.00

       Income from investment operations
           Net investment income ...........................         0.18              0.04              0.12              0.02
           Net realized and unrealized (loss) gain
               on investments ..............................        (0.01)            (0.09)             0.01             (0.08)
                                                               ----------        ----------        ----------        ----------
               Total from investment operations ............         0.17             (0.05)             0.13             (0.06)
                                                               ----------        ----------        ----------        ----------
       Distributions to shareholders from
           Net investment income ...........................        (0.18)            (0.04)            (0.12)            (0.02)
                                                               ----------        ----------        ----------        ----------

Net asset value, end of period .............................     $   9.90            $ 9.91            $ 9.93            $ 9.92
                                                               ==========        ==========        ==========        ==========

Total return (b) ...........................................         1.64 %           (0.45)%            1.36 %           (0.58)%
                                                               ==========        ==========        ==========        ==========

Ratios/supplemental data
       Net assets, end of period ...........................   $2,710,312        $  498,213        $  656,212        $       99
                                                               ==========        ==========        ==========        ==========
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...         5.05 %           23.94 % (c)        4.29 %           15.49 %(c)
           After expense reimbursements and waived fees ....         0.00 %            0.00 % (c)        0.25 %            0.00 %(c)
       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...        (2.87)%          (22.69)% (c)       (1.96)%          (14.68)%(c)
           After expense reimbursements and waived fees ....         2.18 %            1.26 % (c)        2.08 %            0.81 %(c)

       Portfolio turnover rate .............................        41.69 %            7.04 %           41.69 %            7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.

See accompanying notes to financial statements



                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                          --------------------    ------------------
                                                                                               Class B                  Class C
                                                                                          --------------------    ------------------

                                                                                              Period ended           Period ended
                                                                                                 May 31,                May 31,
                                                                                                2000 (a)               2000 (a)
                                                                                          --------------------    ------------------

Net asset value, beginning of period ...............................................               $10.20                $10.20

       Income from investment operations
           Net investment income ...................................................                 0.04                  0.03
           Net realized and unrealized (loss) gain on investments ..................                (0.23)                (0.22)
                                                                                               ----------            ----------
               Total from investment operations ....................................                (0.19)                (0.19)
                                                                                               ----------            ----------
       Distributions to shareholders from
           Net investment income ...................................................                (0.04)                (0.03)
                                                                                               ----------            ----------

Net asset value, end of period .....................................................               $ 9.97                $ 9.98
                                                                                               ==========            ==========

Total return (b) ...................................................................                (1.85)%               (1.86)%
                                                                                               ==========            ==========

Ratios/supplemental data
       Net assets, end of period ...................................................           $1,168,374            $  173,395
                                                                                               ==========            ==========
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...........................                 4.09 %(c)             4.07 %(c)
           After expense reimbursements and waived fees ............................                 1.00 %(c)             1.00 %(c)
       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...........................                (1.78)%(c)            (1.77)%(c)
           After expense reimbursements and waived fees ............................                 1.31 %(c)             1.30 %(c)

       Portfolio turnover rate .....................................................                41.69 %               41.69 %



(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.


See accompanying notes to financial statements



                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7, 1999 a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $12,914 ($0.05 per share) and reimbursed $110,174 of the operating expenses incurred by the Fund for the year ended May 31, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator voluntarily waived a portion of its fees amounting to $826 for the year ended May 31, 2000.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. Prior to July 14, 1999, Donaldson & Co., Inc., an affiliate of the Advisor, served as the principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2000, the Distributor retained sales charges in the amount of $6,011.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $2,157, $180 and $712, net of waived fees, in distribution and service fees under the Plan with respect to Class B Shares, Class C Shares and Investor Class Shares, respectively, for the fiscal year ended May 31, 2000.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,323,538 and $753,580, respectively, for the fiscal year ended May 31, 2000.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of New Providence Investment Trust and
  Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund, including the portfolio of investments, as of May 31, 2000, and the related statement of operations for the period then ended, the statements of changes in net assets for the periods ended May 31, 2000 and 1999, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2000, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP




Princeton, New Jersey
June 23, 2000

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________


                 a series of the New Providence Investment Trust



                              INVESTOR CLASS SHARES


                               ANNUAL REPORT 2000


                            FOR THE YEAR ENDED MAY 31






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



          This report and the financial statements contained herein are submitted for the general information of the shareholders of the
       Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.


          For more information about the Wisdom Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

ATLANTA INVSETMENT COUNSEL, L.L.C.
               Manager of the Wisdom Fund



June 1, 2000



Dear Shareholders,


"Success in investing  doesn't  correlate with IQ once you're above the level of
25. Once you have ordinary intelligence, what you need is the temperament to control the urges that get other people into trouble in investing." Warren Buffet, 1996 Shareholder Meeting. We couldn't agree more!



The past ten weeks have seen a shift in market sentiment that has so far been very favorable to our portfolio and to value investing. We have been asked how and why such shifts occur. We have tried to come up with several reasons that sound logical. Many times we don't understand what's really happened until much later. Here are some possible signs of, and reasons for, the shift:



The Dow was down dramatically by February 25, while the NASDAQ was up substantially, underscoring the popular, but meaningless, Old Economy / New Economy split.



The anxiety suffered by New Economy adherents as Microsoft was unable to settle with the Justice Department.



The retirement of Tiger Fund's Julian Robertson and the replacement of Oakmark's Robert Sanborn--sure signs of intense frustration from serious value investors.




[Letterhead]

In Contrast to years past, Berkshire Hathaway's 1999 Annual Report received barely a mention in the financial press. We read it with great interest, of course!



When you buy a stock or mutual fund, it's important not to lose sight of the fact that you're really buying a fractional interest in a business, and not a lottery ticket.



For about two years now, we have been in a market where valuation hasn't mattered one darn bit. In fact, the more that investors focused on valuation, the worse returns have been. While the laws of economic gravity were temporarily suspended, we do not believe they have been fundamentally altered.



Looking back over the last year, the Wisdom Fund under performed the general market and outperformed Berkshire Hathaway Holdings, the portfolio that we attempt to emulate. Berkshire's stock price fell in 1999 for several reasons:



1. Since last summer, Alan Greenspan has raised interest rates because he is worried that the economy is expanding so fast that it will cause a resurgence of inflation. In theory, the prospect of higher interest rates should hurt growth stocks the most. But in today's market, exactly the opposite has occurred. Fearing that higher rates would hit Old Economy stocks the hardest, investors have been dumping those stocks and piling into tech stocks instead,

2. Three of the Wisdom Fund's and Berkshire Hathaway's largest holdings--Coca-cola, Gillette, and Freddie Mac--fell in calendar year 1999 (13%, 14% and 27%, respectively). These stocks have been great investments over a long-term horizon,



3. The Wisdom Fund holds about 26% of its assets in low-return short-term fixed income securities as does Berkshire Hathaway. Due to high valuations in the markets, Berkshire Hathaway has not seen fit to put its cash to work, and



4. Since the Wisdom Fund and Berkshire Hathaway have very little exposure to technology stocks, we feel our holdings have been dragged down by the general devaluation of non-tech stocks.



At Berkshire Hathaway's annual meeting this spring, Warren Buffet scornfully compared the technology sector's breathtaking runup to a "chain letter," in which early participants reap rich rewards at the expense of those who follow.



Of course, we do not like to under perform the S&P 500 stock index. We can say with certainty that there will always be a category or class of investments that will post results greater than ours. For our part, we will continue to implement our investment strategy of emulating the investment portfolio of Berkshire Hathaway which has produced a thirty-year track record second to none.

Warren Buffet said in 1996, "Your goal as an investor should be to purchase, at a rational price, a part interest in an easily understandable business with whose earnings are virtually certain to be materially higher five, ten, and twenty years from now. Over time, you will find only a few companies that meet these standards---so when you see one that qualifies, you should buy a meaningful amount of stock. You must also resist the temptation to stray from your guidelines: If you aren't willing to own a stock for ten years, don't even thing about owning it for ten minutes. Put together a portfolio of companies whose aggregate earnings march upward over the years, and so also will the portfolio's market value."



And that is the "wisdom" of the Wisdom Fund!




/s/ C. Douglas Davenport

C. Douglas Davenport, J.D.

President, Atlanta Investment Counsel, LLC

                                   WISDOM FUND

                              INVESTOR CLASS SHARES

                     Performance Update - $10,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2000


[LINE GRAPH HERE]:

--------------------------------------------------------------------------------
                           Wisdom Fund                     S&P 500
                      Investor Class Shares           Total Return Index
--------------------------------------------------------------------------------
       02/16/99               $9,425                        $10,000
       02/28/99                9,425                          9,976
       03/31/99                9,199                         10,376
       04/30/99                9,519                         10,777
       05/31/99                9,370                         10,523
       06/30/99                9,266                         11,107
       07/31/99                9,304                         10,760
       08/31/99                9,191                         10,707
       09/30/99                8,520                         10,297
       10/31/99                9,494                         11,073
       11/30/99                9,551                         11,297
       12/31/99                9,402                         11,963
       01/31/00                9,145                         11,362
       02/29/00                8,311                         11,147
       03/31/00                9,202                         12,237
       04/30/00                9,174                         11,869
       05/31/00                9,498                         11,625


This graph depicts the performance of the Wisdom Fund - Investor Class Shares versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

      ------------------------------ ------------- -----------------------
                                                     Since Commencement
                                       One Year        Of Operations
      ------------------------------ ------------- -----------------------
              No Sales Load              1.36 %             0.60 %
      ------------------------------ ------------- -----------------------
         5.75% Maximum Sales Load       (4.47)%            (3.92)%
      ------------------------------ ------------- -----------------------


>> The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at February 16, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At May 31, 2000, the value of the Wisdom Fund - Investor Class Shares would have decreased to $9,498 - a cumulative total investment return of (5.02)% since February 16, 1999. Without the deduction of the 5.75% maximum sales load, the value of the Wisdom Fund - Investor Class Shares would have grown to $10,077 - a cumulative total investment return of 0.77 % since February 16, 1999. The sales load may be reduced or eliminated for larger purchases.

>> At May 31, 2000, the value of a similar investment in the S&P 500 Total Return Index would have grown to $11,625 - a cumulative total investment return of 16.25% since February 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 62.39%

       Apparel Manufacturing - 1.33%
         (a)Jones Apparel Group, Inc. ..................................................                 1,750            $   46,922
            Liz Claiborne, Inc. ........................................................                   400                15,725
                                                                                                                          ----------
                                                                                                                              62,647
                                                                                                                          ----------
       Beverages - 10.15%
            The Coca-Cola Company ......................................................                 8,950               477,706
                                                                                                                          ----------

       Chemicals - 0.74%
            Great Lakes Chemical Corporation ...........................................                 1,250                34,844
                                                                                                                          ----------

       Cosmetics and Personal Care - 3.05%
            The Gillette Company .......................................................                 4,300               143,512
                                                                                                                          ----------

       Financial Services - 16.09%
            American Express Company ...................................................                 6,750               362,813
            AXA Financial, Inc. ........................................................                 1,825                71,061
            Freddie Mac ................................................................                 2,675               119,037
            Marsh & McLennan Companies, Inc. ...........................................                   600                66,000
            MGIC Investment Corporation ................................................                 1,150                56,997
            The Dun & Bradstreet Corporation ...........................................                 2,650                81,487
                                                                                                                          ----------
                                                                                                                             757,395
                                                                                                                          ----------
       Financial - Banks, Commercial - 2.83%
            Wells Fargo & Company ......................................................                 2,950               133,488
                                                                                                                          ----------

       Insurance - Life and Health - 2.56%
            CIGNA Corporation ..........................................................                   700                62,169
            Torchmark Corporation ......................................................                 2,150                58,453
                                                                                                                          ----------
                                                                                                                             120,622
                                                                                                                          ----------
       Insurance - Multiline - 17.37%
            AFLAC INCORPORATED .........................................................                 1,400                72,363
            Allmerica Financial Corporation ............................................                 1,150                66,341
            Ambac Financial Group, Inc. ................................................                 1,200                60,600
            American International Group, Inc. .........................................                   537                60,446
            American National Insurance Company ........................................                   950                51,300
            Cincinnati Financial Corporation ...........................................                 1,950                78,274
         (a)CNA Financial Corporation ..................................................                 1,650                58,884
            Financial Security Assurance Holdings Ltd. .................................                 1,325                99,458
            Loews Corporation ..........................................................                 1,000                65,875
            PartnerRe Ltd. .............................................................                 2,025                75,178
            The PMI Group, Inc. ........................................................                 1,250                63,359
            The St. Paul Companies, Inc. ...............................................                 1,750                65,625
                                                                                                                          ----------
                                                                                                                             817,703
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Insurance - Property & Casualty - 2.78%
            Erie Indemnity Company .....................................................                 1,950            $   53,625
            Everest Re Group, Ltd. .....................................................                 2,275                77,350
                                                                                                                          ----------
                                                                                                                             130,975
                                                                                                                          ----------
       Publishing - Newspapers - 0.87%
            The Washington Post Company ................................................                    82                41,041
                                                                                                                          ----------

       Real Estate Investment Trust - 1.59%
            First Industrial Realty Trust, Inc. ........................................                   875                25,430
            Tanger Factory Outlet Centers, Inc. ........................................                 1,150                26,594
            Town & Country Trust .......................................................                 1,400                22,925
                                                                                                                          ----------
                                                                                                                              74,949
                                                                                                                          ----------
       Transportation - Miscellaneous - 0.90%
            GATX Corporation ...........................................................                 1,250                42,187
                                                                                                                          ----------

       Utilities - Electric - 2.13%
            FPL Group, Inc. ............................................................                   875                43,313
            Northern States Power Company ..............................................                 1,500                33,187
            The Montana Power Company ..................................................                   625                23,672
                                                                                                                          ----------
                                                                                                                             100,172
                                                                                                                          ----------

            Total Common Stocks (Cost $2,817,159) ............................................................             2,937,241
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest         Maturity
                                                                     Principal         Rate             Date
------------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT OBLIGATION - 16.03%

            United States Treasury Bill .....................        $760,000           0%            07/20/00               754,775
            (Cost $754,479)                                                                                               ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Shares
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.97%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...................................               211,257               211,257
       Evergreen Money Market Treasury Institutional Treasury Money
            Market Fund Institutional Service Shares ...................................               211,256               211,256
                                                                                                                          ----------

            Total Investment Companies (Cost $422,513) .......................................................               422,513
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $3,994,151 (b)) .......................................                 87.39%           $4,114,529
Other Assets Less Liabilities ..........................................................                 12.61%              593,764
                                                                                                        ------            ----------
       Net Assets ......................................................................                100.00%           $4,708,293
                                                                                                        ======            ==========



       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



            Unrealized appreciation ..........................................................................           $  267,843
            Unrealized depreciation ..........................................................................             (147,465)
                                                                                                                         ----------

                            Net unrealized appreciation ......................................................           $  120,378
                                                                                                                         ==========

























See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2000


ASSETS
       Investments, at value (cost $3,994,151) .............................................................             $4,114,529
       Cash ................................................................................................                563,217
       Income receivable ...................................................................................                  6,327
       Receivable for fund shares sold .....................................................................                 29,791
       Due from advisor (note 2) ...........................................................................                 11,118
                                                                                                                         ----------

            Total assets ...................................................................................              4,724,982
                                                                                                                         ----------

LIABILITIES
       Accrued expenses ....................................................................................                 16,689
                                                                                                                         ----------

NET ASSETS .................................................................................................             $4,708,293
                                                                                                                         ==========

NET ASSETS CONSIST OF
       Paid-in capital .....................................................................................             $4,647,581
       Undistributed net investment income .................................................................                    219
       Accumulated net realized loss on investments ........................................................                (59,885)
       Net unrealized appreciation on investments ..........................................................                120,378
                                                                                                                         ----------
                                                                                                                         $4,708,293
                                                                                                                         ==========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
         ($2,710,312 / 273,814 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.90
                                                                                                                         ==========

INVESTOR CLASS
       Net asset value, redemption and offering price per share
         ($656,212 / 66,077 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.93
                                                                                                                         ==========
       Maximum offering price per share (100 / 95.50% of $9.93) ............................................                 $10.40
                                                                                                                         ==========

CLASS B
       Net asset value, redemption and maximum offering price per share
         ($1,168,374 / 117,131 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.97
                                                                                                                         ==========

CLASS C
       Net asset value,  redemption and maximum  offering price per share
         ($173,395 / 17,369 shares : unlimited  shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.98
                                                                                                                         ==========









See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2000



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  21,539
            Dividends ......................................................................................                 35,889
                                                                                                                          ---------

                  Total income .............................................................................                 57,428
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 12,914
            Fund administration fees (note 2) ..............................................................                  3,499
            Distribution and service fees - Class B (note 3) ...............................................                  2,157
            Distribution and service fees - Class C (note 3) ...............................................                    180
            Distribution and service fees - Investor Class (note 3) ........................................                    712
            Custody fees ...................................................................................                  3,216
            Registration and filing administration fees (note 2) ...........................................                  2,190
            Fund accounting fees (note 2) ..................................................................                 45,000
            Audit fees .....................................................................................                 10,530
            Legal fees .....................................................................................                 10,027
            Securities pricing fees ........................................................................                  1,779
            Shareholder recordkeeping fees .................................................................                  8,950
            Other accounting fees (note 2) .................................................................                  1,399
            Shareholder servicing expenses .................................................................                  2,634
            Registration and filing expenses ...............................................................                  8,143
            Printing expenses ..............................................................................                  7,308
            Trustee fees and meeting expenses ..............................................................                  3,180
            Other operating expenses .......................................................................                  3,145
                                                                                                                          ---------

                  Total expenses ...........................................................................                126,963
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) .....................................................               (110,174)
                       Investment advisory fees waived (note 2) ............................................                (12,914)
                       Fund administration fees waived (note 2) ............................................                   (132)
                       Other accounting fees waived (note 2) ...............................................                   (694)
                                                                                                                          ---------

                  Net expenses .............................................................................                  3,049
                                                                                                                          ---------

                       Net investment income ...............................................................                 54,379
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                (58,004)
       Increase in unrealized appreciation on investments ..................................................                123,160
                                                                                                                          ---------

            Net realized and unrealized gain on investments ................................................                 65,156
                                                                                                                          ---------

                  Net increase in net assets resulting from operations .....................................              $ 119,535
                                                                                                                          =========

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended          Period ended
                                                                                                  May 31,               May 31,
                                                                                                   2000                1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
         Operations
               Net investment income .....................................................      $   54,379            $    1,775
               Net realized loss from investment transactions ............................         (58,004)               (1,881)
               Increase (decrease) in unrealized appreciation on investments .............         123,160                (2,782)
                                                                                                ----------            ----------
                   Net increase (decrease) in net assets resulting from operations .......         119,535                (2,888)
                                                                                                ----------            ----------
         Distributions to shareholders from
               Net investment income - Institutional Class ...............................         (45,278)               (1,775)
               Net investment income - Investor Class ....................................          (5,847)                    0 (b)
               Net investment income - Class B ...........................................          (2,809)                    0
               Net investment income - Class C ...........................................            (226)                    0
                                                                                                ----------            ----------
                   Decrease in net assets resulting from distributions ...................         (54,160)               (1,775)
                                                                                                ----------            ----------
         Capital share transactions
               Increase in net assets resulting from capital share transactions (d) ......       4,144,606               502,975
                                                                                                ----------            ----------
                               Total increase in net assets ..............................       4,209,981               498,312
NET ASSETS
         Beginning of period .............................................................         498,312                     0
                                                                                                ----------            ----------
         End of period ...................................................................      $4,708,293            $  498,312
                                                                                                ==========            ==========
(d) A summary of capital share activity follows:
                                                    --------------------------------------------------------------------------------
                                                              Period ended                                Period ended
                                                              May 31, 2000                              May 31, 1999 (a)
                                                      Shares                Value                 Shares                Value
                                                    --------------------------------------------------------------------------------
--------------------------------------------------
               INSTITUTIONAL CLASS
--------------------------------------------------
Shares sold ......................................     218,824            $2,185,791                50,110            $  501,100
Shares issued for reinvestment of distributions ..       4,701                45,278                   179                 1,775
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     223,525            $2,231,069                50,289            $  502,875
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                 INVESTOR CLASS
--------------------------------------------------
Shares sold ......................................      87,208            $  839,421                    10            $      100
Shares issued for reinvestment of distributions ..         598                 5,846                     0                     0
Shares redeemed ..................................     (21,739)             (200,724)                    0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................      66,067            $  644,543                    10            $      100
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                   CLASS B (c)
--------------------------------------------------
Shares sold ......................................     117,050            $1,100,100                     0            $        0
Shares issued for reinvestment of distributions ..          81                   805                     0                     0
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     117,131            $1,100,905                     0            $        0
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                   CLASS C (c)
--------------------------------------------------
Shares sold ......................................      17,347            $  167,863                     0            $        0
Shares issued for reinvestment of distributions ..          22                   226                     0                     0
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................      17,369            $  168,089                     0            $        0
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                  FUND SUMMARY
--------------------------------------------------
Shares sold ......................................     440,429            $4,293,175                50,120            $  501,200
Shares issued for reinvestment of distributions ..       5,402                52,155                   179                 1,775
Shares redeemed ..................................     (21,739)             (200,724)                    0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     424,092            $4,144,606                50,299            $  502,975
                                                    ==========            ==========            ==========            ==========

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) A distribution from Investor Class income was paid in the amount of $0.22.
(c) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.


                                                                                      See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                             --------------------------------    -----------------------------------
                                                                    Institutional Class                    Investor Class
                                                             --------------------------------    -----------------------------------
                                                               Year ended       Period ended       Year ended       Period ended
                                                                 May 31,           May 31,           May 31,           May 31,
                                                                  2000             1999 (a)           2000             1999 (a)
                                                             --------------------------------    -----------------------------------

Net asset value, beginning of period .......................       $ 9.91           $ 10.00            $ 9.92            $10.00

       Income from investment operations
           Net investment income ...........................         0.18              0.04              0.12              0.02
           Net realized and unrealized (loss) gain
               on investments ..............................        (0.01)            (0.09)             0.01             (0.08)
                                                               ----------        ----------        ----------        ----------
               Total from investment operations ............         0.17             (0.05)             0.13             (0.06)
                                                               ----------        ----------        ----------        ----------
       Distributions to shareholders from
           Net investment income ...........................        (0.18)            (0.04)            (0.12)            (0.02)
                                                               ----------        ----------        ----------        ----------

Net asset value, end of period .............................     $   9.90            $ 9.91            $ 9.93            $ 9.92
                                                               ==========        ==========        ==========        ==========

Total return (b) ...........................................         1.64 %           (0.45)%            1.36 %           (0.58)%
                                                               ==========        ==========        ==========        ==========

Ratios/supplemental data
       Net assets, end of period ...........................   $2,710,312        $  498,213        $  656,212        $       99
                                                               ==========        ==========        ==========        ==========
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...         5.05 %           23.94 % (c)        4.29 %           15.49 %(c)
           After expense reimbursements and waived fees ....         0.00 %            0.00 % (c)        0.25 %            0.00 %(c)
       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...        (2.87)%          (22.69)% (c)       (1.96)%          (14.68)%(c)
           After expense reimbursements and waived fees ....         2.18 %            1.26 % (c)        2.08 %            0.81 %(c)

       Portfolio turnover rate .............................        41.69 %            7.04 %           41.69 %            7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.

See accompanying notes to financial statements



                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                          -----------------        -----------------
                                                                                               Class B                  Class C
                                                                                          -----------------        -----------------

                                                                                              Period ended           Period ended
                                                                                                 May 31,                May 31,
                                                                                                2000 (a)               2000 (a)
                                                                                          --------------------    ------------------

Net asset value, beginning of period ...............................................               $10.20                $10.20

       Income from investment operations
           Net investment income ...................................................                 0.04                  0.03
           Net realized and unrealized (loss) gain on investments ..................                (0.23)                (0.22)
                                                                                               ----------            ----------
               Total from investment operations ....................................                (0.19)                (0.19)
                                                                                               ----------            ----------
       Distributions to shareholders from
           Net investment income ...................................................                (0.04)                (0.03)
                                                                                               ----------            ----------

Net asset value, end of period .....................................................               $ 9.97                $ 9.98
                                                                                               ==========            ==========

Total return (b) ...................................................................                (1.85)%               (1.86)%
                                                                                               ==========            ==========

Ratios/supplemental data
       Net assets, end of period ...................................................           $1,168,374            $  173,395
                                                                                               ==========            ==========
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...........................                 4.09 %(c)             4.07 %(c)
           After expense reimbursements and waived fees ............................                 1.00 %(c)             1.00 %(c)
       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...........................                (1.78)%(c)            (1.77)%(c)
           After expense reimbursements and waived fees ............................                 1.31 %(c)             1.30 %(c)

       Portfolio turnover rate .....................................................                41.69 %               41.69 %



(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.


See accompanying notes to financial statements



                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7, 1999 a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $12,914 ($0.05 per share) and reimbursed $110,174 of the operating expenses incurred by the Fund for the year ended May 31, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator voluntarily waived a portion of its fees amounting to $826 for the year ended May 31, 2000.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. Prior to July 14, 1999, Donaldson & Co., Inc., an affiliate of the Advisor, served as the principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2000, the Distributor retained sales charges in the amount of $6,011.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $2,157, $180 and $712, net of waived fees, in distribution and service fees under the Plan with respect to Class B Shares, Class C Shares and Investor Class Shares, respectively, for the fiscal year ended May 31, 2000.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,323,538 and $753,580, respectively, for the fiscal year ended May 31, 2000.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of New Providence Investment Trust and
  Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund, including the portfolio of investments, as of May 31, 2000, and the related statement of operations for the period then ended, the statements of changes in net assets for the periods ended May 31, 2000 and 1999, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2000, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP




Princeton, New Jersey
June 23, 2000

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________


                 a series of the New Providence Investment Trust



                                 CLASS B SHARES


                               ANNUAL REPORT 2000


                            FOR THE YEAR ENDED MAY 31






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



          This report and the financial statements contained herein are submitted for the general information of the shareholders of the
       Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.


          For more information about the Wisdom Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

ATLANTA INVSETMENT COUNSEL, L.L.C.
               Manager of the Wisdom Fund



June 1, 2000



Dear Shareholders,


"Success in investing  doesn't  correlate with IQ once you're above the level of
25. Once you have ordinary intelligence, what you need is the temperament to control the urges that get other people into trouble in investing." Warren Buffet, 1996 Shareholder Meeting. We couldn't agree more!



The past ten weeks have seen a shift in market sentiment that has so far been very favorable to our portfolio and to value investing. We have been asked how and why such shifts occur. We have tried to come up with several reasons that sound logical. Many times we don't understand what's really happened until much later. Here are some possible signs of, and reasons for, the shift:



The Dow was down dramatically by February 25, while the NASDAQ was up substantially, underscoring the popular, but meaningless, Old Economy / New Economy split.



The anxiety suffered by New Economy adherents as Microsoft was unable to settle with the Justice Department.



The retirement of Tiger Fund's Julian Robertson and the replacement of Oakmark's Robert Sanborn--sure signs of intense frustration from serious value investors.




[Letterhead]

In Contrast to years past, Berkshire Hathaway's 1999 Annual Report received barely a mention in the financial press. We read it with great interest, of course!



When you buy a stock or mutual fund, it's important not to lose sight of the fact that you're really buying a fractional interest in a business, and not a lottery ticket.



For about two years now, we have been in a market where valuation hasn't mattered one darn bit. In fact, the more that investors focused on valuation, the worse returns have been. While the laws of economic gravity were temporarily suspended, we do not believe they have been fundamentally altered.



Looking back over the last year, the Wisdom Fund under performed the general market and outperformed Berkshire Hathaway Holdings, the portfolio that we attempt to emulate. Berkshire's stock price fell in 1999 for several reasons:



1. Since last summer, Alan Greenspan has raised interest rates because he is worried that the economy is expanding so fast that it will cause a resurgence of inflation. In theory, the prospect of higher interest rates should hurt growth stocks the most. But in today's market, exactly the opposite has occurred. Fearing that higher rates would hit Old Economy stocks the hardest, investors have been dumping those stocks and piling into tech stocks instead,

2. Three of the Wisdom Fund's and Berkshire Hathaway's largest holdings--Coca-cola, Gillette, and Freddie Mac--fell in calendar year 1999 (13%, 14% and 27%, respectively). These stocks have been great investments over a long-term horizon,



3. The Wisdom Fund holds about 26% of its assets in low-return short-term fixed income securities as does Berkshire Hathaway. Due to high valuations in the markets, Berkshire Hathaway has not seen fit to put its cash to work, and



4. Since the Wisdom Fund and Berkshire Hathaway have very little exposure to technology stocks, we feel our holdings have been dragged down by the general devaluation of non-tech stocks.



At Berkshire Hathaway's annual meeting this spring, Warren Buffet scornfully compared the technology sector's breathtaking runup to a "chain letter," in which early participants reap rich rewards at the expense of those who follow.



Of course, we do not like to under perform the S&P 500 stock index. We can say with certainty that there will always be a category or class of investments that will post results greater than ours. For our part, we will continue to implement our investment strategy of emulating the investment portfolio of Berkshire Hathaway which has produced a thirty-year track record second to none.

Warren Buffet said in 1996, "Your goal as an investor should be to purchase, at a rational price, a part interest in an easily understandable business with whose earnings are virtually certain to be materially higher five, ten, and twenty years from now. Over time, you will find only a few companies that meet these standards---so when you see one that qualifies, you should buy a meaningful amount of stock. You must also resist the temptation to stray from your guidelines: If you aren't willing to own a stock for ten years, don't even thing about owning it for ten minutes. Put together a portfolio of companies whose aggregate earnings march upward over the years, and so also will the portfolio's market value."



And that is the "wisdom" of the Wisdom Fund!




/s/ C. Douglas Davenport

C. Douglas Davenport, J.D.

President, Atlanta Investment Counsel, LLC

                                   WISDOM FUND

                                 CLASS B SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2000


[LINE GRAPH HERE]:

--------------------------------------------------------------------------------
                        Wisdom Fund                 S&P 500
                       Class B Shares          Total Return Index
--------------------------------------------------------------------------------
       11/16/99           $10,000                   $10,000
       11/30/99             9,902                     9,785
       12/31/99             9,742                    10,362
       01/31/00             9,467                     9,841
       02/29/00             8,613                     9,655
       03/31/00             9,526                    10,599
       04/30/00             9,487                    10,281
       05/31/00             9,422                    10,070


This graph depicts the performance of the Wisdom Fund - Class B Shares versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                             Cumulative Total Return

             ------------------------------ -----------------------
                                              Since Commencement
                                                 Of Operations
             ------------------------------ -----------------------
                    No Sales Charges                (1.85)%
             ------------------------------ -----------------------
                 4% Maximum Sales Charge            (5.78)%
             ------------------------------ -----------------------


>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations) and reflects the deduction of the maximum contingent deferred sales charge ("CDSC"), taken on the last day of the most recently completed fiscal year. The CDSC for the Class B Shares declines from 4% to 0% over seven years; and the Class B Shares are converted to Investor Class Shares of the Wisdom Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested.

>> At May 31, 2000, the value of the Wisdom Fund - Class B Shares would have decreased to $9,422 - a cumulative total investment return of (5.78)% since November 16, 1999. Without the deduction of the 4% maximum CDSC, the value of the Wisdom Fund - Class B Shares would have decreased to $9,815 - a cumulative total investment return of (1.85)% since November 16, 1999. The CDSC may be waived or reduced under certain circumstances.

>> At May 31, 2000, a similar investment in the S&P 500 Total Return Index would have grown to $10,070 - a cumulative total investment return of 0.70% since November 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 62.39%

       Apparel Manufacturing - 1.33%
         (a)Jones Apparel Group, Inc. ..................................................                 1,750            $   46,922
            Liz Claiborne, Inc. ........................................................                   400                15,725
                                                                                                                          ----------
                                                                                                                              62,647
                                                                                                                          ----------
       Beverages - 10.15%
            The Coca-Cola Company ......................................................                 8,950               477,706
                                                                                                                          ----------

       Chemicals - 0.74%
            Great Lakes Chemical Corporation ...........................................                 1,250                34,844
                                                                                                                          ----------

       Cosmetics and Personal Care - 3.05%
            The Gillette Company .......................................................                 4,300               143,512
                                                                                                                          ----------

       Financial Services - 16.09%
            American Express Company ...................................................                 6,750               362,813
            AXA Financial, Inc. ........................................................                 1,825                71,061
            Freddie Mac ................................................................                 2,675               119,037
            Marsh & McLennan Companies, Inc. ...........................................                   600                66,000
            MGIC Investment Corporation ................................................                 1,150                56,997
            The Dun & Bradstreet Corporation ...........................................                 2,650                81,487
                                                                                                                          ----------
                                                                                                                             757,395
                                                                                                                          ----------
       Financial - Banks, Commercial - 2.83%
            Wells Fargo & Company ......................................................                 2,950               133,488
                                                                                                                          ----------

       Insurance - Life and Health - 2.56%
            CIGNA Corporation ..........................................................                   700                62,169
            Torchmark Corporation ......................................................                 2,150                58,453
                                                                                                                          ----------
                                                                                                                             120,622
                                                                                                                          ----------
       Insurance - Multiline - 17.37%
            AFLAC INCORPORATED .........................................................                 1,400                72,363
            Allmerica Financial Corporation ............................................                 1,150                66,341
            Ambac Financial Group, Inc. ................................................                 1,200                60,600
            American International Group, Inc. .........................................                   537                60,446
            American National Insurance Company ........................................                   950                51,300
            Cincinnati Financial Corporation ...........................................                 1,950                78,274
         (a)CNA Financial Corporation ..................................................                 1,650                58,884
            Financial Security Assurance Holdings Ltd. .................................                 1,325                99,458
            Loews Corporation ..........................................................                 1,000                65,875
            PartnerRe Ltd. .............................................................                 2,025                75,178
            The PMI Group, Inc. ........................................................                 1,250                63,359
            The St. Paul Companies, Inc. ...............................................                 1,750                65,625
                                                                                                                          ----------
                                                                                                                             817,703
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Insurance - Property & Casualty - 2.78%
            Erie Indemnity Company .....................................................                 1,950            $   53,625
            Everest Re Group, Ltd. .....................................................                 2,275                77,350
                                                                                                                          ----------
                                                                                                                             130,975
                                                                                                                          ----------
       Publishing - Newspapers - 0.87%
            The Washington Post Company ................................................                    82                41,041
                                                                                                                          ----------

       Real Estate Investment Trust - 1.59%
            First Industrial Realty Trust, Inc. ........................................                   875                25,430
            Tanger Factory Outlet Centers, Inc. ........................................                 1,150                26,594
            Town & Country Trust .......................................................                 1,400                22,925
                                                                                                                          ----------
                                                                                                                              74,949
                                                                                                                          ----------
       Transportation - Miscellaneous - 0.90%
            GATX Corporation ...........................................................                 1,250                42,187
                                                                                                                          ----------

       Utilities - Electric - 2.13%
            FPL Group, Inc. ............................................................                   875                43,313
            Northern States Power Company ..............................................                 1,500                33,187
            The Montana Power Company ..................................................                   625                23,672
                                                                                                                          ----------
                                                                                                                             100,172
                                                                                                                          ----------

            Total Common Stocks (Cost $2,817,159) ............................................................             2,937,241
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest         Maturity
                                                                     Principal         Rate             Date
------------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT OBLIGATION - 16.03%

            United States Treasury Bill .....................        $760,000           0%            07/20/00               754,775
            (Cost $754,479)                                                                                               ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Shares
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.97%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...................................               211,257               211,257
       Evergreen Money Market Treasury Institutional Treasury Money
            Market Fund Institutional Service Shares ...................................               211,256               211,256
                                                                                                                          ----------

            Total Investment Companies (Cost $422,513) .......................................................               422,513
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $3,994,151 (b)) .......................................                 87.39%           $4,114,529
Other Assets Less Liabilities ..........................................................                 12.61%              593,764
                                                                                                        ------            ----------
       Net Assets ......................................................................                100.00%           $4,708,293
                                                                                                        ======            ==========



       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



            Unrealized appreciation ..........................................................................           $  267,843
            Unrealized depreciation ..........................................................................             (147,465)
                                                                                                                         ----------

                            Net unrealized appreciation ......................................................           $  120,378
                                                                                                                         ==========

























See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2000


ASSETS
       Investments, at value (cost $3,994,151) .............................................................             $4,114,529
       Cash ................................................................................................                563,217
       Income receivable ...................................................................................                  6,327
       Receivable for fund shares sold .....................................................................                 29,791
       Due from advisor (note 2) ...........................................................................                 11,118
                                                                                                                         ----------

            Total assets ...................................................................................              4,724,982
                                                                                                                         ----------

LIABILITIES
       Accrued expenses ....................................................................................                 16,689
                                                                                                                         ----------

NET ASSETS .................................................................................................             $4,708,293
                                                                                                                         ==========

NET ASSETS CONSIST OF
       Paid-in capital .....................................................................................             $4,647,581
       Undistributed net investment income .................................................................                    219
       Accumulated net realized loss on investments ........................................................                (59,885)
       Net unrealized appreciation on investments ..........................................................                120,378
                                                                                                                         ----------
                                                                                                                         $4,708,293
                                                                                                                         ==========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
         ($2,710,312 / 273,814 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.90
                                                                                                                         ==========

INVESTOR CLASS
       Net asset value, redemption and offering price per share
         ($656,212 / 66,077 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.93
                                                                                                                         ==========
       Maximum offering price per share (100 / 95.50% of $9.93) ............................................                 $10.40
                                                                                                                         ==========

CLASS B
       Net asset value, redemption and maximum offering price per share
         ($1,168,374 / 117,131 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.97
                                                                                                                         ==========

CLASS C
       Net asset value,  redemption and maximum  offering price per share
         ($173,395 / 17,369 shares : unlimited  shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.98
                                                                                                                         ==========









See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2000



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  21,539
            Dividends ......................................................................................                 35,889
                                                                                                                          ---------

                  Total income .............................................................................                 57,428
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 12,914
            Fund administration fees (note 2) ..............................................................                  3,499
            Distribution and service fees - Class B (note 3) ...............................................                  2,157
            Distribution and service fees - Class C (note 3) ...............................................                    180
            Distribution and service fees - Investor Class (note 3) ........................................                    712
            Custody fees ...................................................................................                  3,216
            Registration and filing administration fees (note 2) ...........................................                  2,190
            Fund accounting fees (note 2) ..................................................................                 45,000
            Audit fees .....................................................................................                 10,530
            Legal fees .....................................................................................                 10,027
            Securities pricing fees ........................................................................                  1,779
            Shareholder recordkeeping fees .................................................................                  8,950
            Other accounting fees (note 2) .................................................................                  1,399
            Shareholder servicing expenses .................................................................                  2,634
            Registration and filing expenses ...............................................................                  8,143
            Printing expenses ..............................................................................                  7,308
            Trustee fees and meeting expenses ..............................................................                  3,180
            Other operating expenses .......................................................................                  3,145
                                                                                                                          ---------

                  Total expenses ...........................................................................                126,963
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) .....................................................               (110,174)
                       Investment advisory fees waived (note 2) ............................................                (12,914)
                       Fund administration fees waived (note 2) ............................................                   (132)
                       Other accounting fees waived (note 2) ...............................................                   (694)
                                                                                                                          ---------

                  Net expenses .............................................................................                  3,049
                                                                                                                          ---------

                       Net investment income ...............................................................                 54,379
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                (58,004)
       Increase in unrealized appreciation on investments ..................................................                123,160
                                                                                                                          ---------

            Net realized and unrealized gain on investments ................................................                 65,156
                                                                                                                          ---------

                  Net increase in net assets resulting from operations .....................................              $ 119,535
                                                                                                                          =========

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended          Period ended
                                                                                                  May 31,               May 31,
                                                                                                   2000                1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
         Operations
               Net investment income .....................................................      $   54,379            $    1,775
               Net realized loss from investment transactions ............................         (58,004)               (1,881)
               Increase (decrease) in unrealized appreciation on investments .............         123,160                (2,782)
                                                                                                ----------            ----------
                   Net increase (decrease) in net assets resulting from operations .......         119,535                (2,888)
                                                                                                ----------            ----------
         Distributions to shareholders from
               Net investment income - Institutional Class ...............................         (45,278)               (1,775)
               Net investment income - Investor Class ....................................          (5,847)                    0 (b)
               Net investment income - Class B ...........................................          (2,809)                    0
               Net investment income - Class C ...........................................            (226)                    0
                                                                                                ----------            ----------
                   Decrease in net assets resulting from distributions ...................         (54,160)               (1,775)
                                                                                                ----------            ----------
         Capital share transactions
               Increase in net assets resulting from capital share transactions (d) ......       4,144,606               502,975
                                                                                                ----------            ----------
                               Total increase in net assets ..............................       4,209,981               498,312
NET ASSETS
         Beginning of period .............................................................         498,312                     0
                                                                                                ----------            ----------
         End of period ...................................................................      $4,708,293            $  498,312
                                                                                                ==========            ==========
(d) A summary of capital share activity follows:
                                                    --------------------------------------------------------------------------------
                                                              Period ended                                Period ended
                                                              May 31, 2000                              May 31, 1999 (a)
                                                      Shares                Value                 Shares                Value
                                                    --------------------------------------------------------------------------------
--------------------------------------------------
               INSTITUTIONAL CLASS
--------------------------------------------------
Shares sold ......................................     218,824            $2,185,791                50,110            $  501,100
Shares issued for reinvestment of distributions ..       4,701                45,278                   179                 1,775
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     223,525            $2,231,069                50,289            $  502,875
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                 INVESTOR CLASS
--------------------------------------------------
Shares sold ......................................      87,208            $  839,421                    10            $      100
Shares issued for reinvestment of distributions ..         598                 5,846                     0                     0
Shares redeemed ..................................     (21,739)             (200,724)                    0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................      66,067            $  644,543                    10            $      100
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                   CLASS B (c)
--------------------------------------------------
Shares sold ......................................     117,050            $1,100,100                     0            $        0
Shares issued for reinvestment of distributions ..          81                   805                     0                     0
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     117,131            $1,100,905                     0            $        0
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                   CLASS C (c)
--------------------------------------------------
Shares sold ......................................      17,347            $  167,863                     0            $        0
Shares issued for reinvestment of distributions ..          22                   226                     0                     0
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................      17,369            $  168,089                     0            $        0
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                  FUND SUMMARY
--------------------------------------------------
Shares sold ......................................     440,429            $4,293,175                50,120            $  501,200
Shares issued for reinvestment of distributions ..       5,402                52,155                   179                 1,775
Shares redeemed ..................................     (21,739)             (200,724)                    0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     424,092            $4,144,606                50,299            $  502,975
                                                    ==========            ==========            ==========            ==========

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) A distribution from Investor Class income was paid in the amount of $0.22.
(c) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.


                                                                                      See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                             --------------------------------    -----------------------------------
                                                                    Institutional Class                    Investor Class
                                                             --------------------------------    -----------------------------------
                                                               Year ended       Period ended       Year ended       Period ended
                                                                 May 31,           May 31,           May 31,           May 31,
                                                                  2000             1999 (a)           2000             1999 (a)
                                                             --------------------------------    -----------------------------------

Net asset value, beginning of period .......................       $ 9.91           $ 10.00            $ 9.92            $10.00

       Income from investment operations
           Net investment income ...........................         0.18              0.04              0.12              0.02
           Net realized and unrealized (loss) gain
               on investments ..............................        (0.01)            (0.09)             0.01             (0.08)
                                                               ----------        ----------        ----------        ----------
               Total from investment operations ............         0.17             (0.05)             0.13             (0.06)
                                                               ----------        ----------        ----------        ----------
       Distributions to shareholders from
           Net investment income ...........................        (0.18)            (0.04)            (0.12)            (0.02)
                                                               ----------        ----------        ----------        ----------

Net asset value, end of period .............................     $   9.90            $ 9.91            $ 9.93            $ 9.92
                                                               ==========        ==========        ==========        ==========

Total return (b) ...........................................         1.64 %           (0.45)%            1.36 %           (0.58)%
                                                               ==========        ==========        ==========        ==========

Ratios/supplemental data
       Net assets, end of period ...........................   $2,710,312        $  498,213        $  656,212        $       99
                                                               ==========        ==========        ==========        ==========
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...         5.05 %           23.94 % (c)        4.29 %           15.49 %(c)
           After expense reimbursements and waived fees ....         0.00 %            0.00 % (c)        0.25 %            0.00 %(c)
       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...        (2.87)%          (22.69)% (c)       (1.96)%          (14.68)%(c)
           After expense reimbursements and waived fees ....         2.18 %            1.26 % (c)        2.08 %            0.81 %(c)

       Portfolio turnover rate .............................        41.69 %            7.04 %           41.69 %            7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.

See accompanying notes to financial statements



                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                          -----------------        -----------------
                                                                                               Class B                  Class C
                                                                                          -----------------        -----------------

                                                                                              Period ended           Period ended
                                                                                                 May 31,                May 31,
                                                                                                2000 (a)               2000 (a)
                                                                                          --------------------    ------------------

Net asset value, beginning of period ...............................................               $10.20                $10.20

       Income from investment operations
           Net investment income ...................................................                 0.04                  0.03
           Net realized and unrealized (loss) gain on investments ..................                (0.23)                (0.22)
                                                                                               ----------            ----------
               Total from investment operations ....................................                (0.19)                (0.19)
                                                                                               ----------            ----------
       Distributions to shareholders from
           Net investment income ...................................................                (0.04)                (0.03)
                                                                                               ----------            ----------

Net asset value, end of period .....................................................               $ 9.97                $ 9.98
                                                                                               ==========            ==========

Total return (b) ...................................................................                (1.85)%               (1.86)%
                                                                                               ==========            ==========

Ratios/supplemental data
       Net assets, end of period ...................................................           $1,168,374            $  173,395
                                                                                               ==========            ==========
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...........................                 4.09 %(c)             4.07 %(c)
           After expense reimbursements and waived fees ............................                 1.00 %(c)             1.00 %(c)
       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...........................                (1.78)%(c)            (1.77)%(c)
           After expense reimbursements and waived fees ............................                 1.31 %(c)             1.30 %(c)

       Portfolio turnover rate .....................................................                41.69 %               41.69 %



(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.


See accompanying notes to financial statements



                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7, 1999 a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $12,914 ($0.05 per share) and reimbursed $110,174 of the operating expenses incurred by the Fund for the year ended May 31, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator voluntarily waived a portion of its fees amounting to $826 for the year ended May 31, 2000.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. Prior to July 14, 1999, Donaldson & Co., Inc., an affiliate of the Advisor, served as the principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2000, the Distributor retained sales charges in the amount of $6,011.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $2,157, $180 and $712, net of waived fees, in distribution and service fees under the Plan with respect to Class B Shares, Class C Shares and Investor Class Shares, respectively, for the fiscal year ended May 31, 2000.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,323,538 and $753,580, respectively, for the fiscal year ended May 31, 2000.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of New Providence Investment Trust and
  Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund, including the portfolio of investments, as of May 31, 2000, and the related statement of operations for the period then ended, the statements of changes in net assets for the periods ended May 31, 2000 and 1999, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2000, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP




Princeton, New Jersey
June 23, 2000

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________


                 a series of the New Providence Investment Trust



                                 CLASS C SHARES


                               ANNUAL REPORT 2000


                            FOR THE YEAR ENDED MAY 31






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



          This report and the financial statements contained herein are submitted for the general information of the shareholders of the
       Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.


          For more information about the Wisdom Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

ATLANTA INVSETMENT COUNSEL, L.L.C.
               Manager of the Wisdom Fund



June 1, 2000



Dear Shareholders,


"Success in investing  doesn't  correlate with IQ once you're above the level of
25. Once you have ordinary intelligence, what you need is the temperament to control the urges that get other people into trouble in investing." Warren Buffet, 1996 Shareholder Meeting. We couldn't agree more!



The past ten weeks have seen a shift in market sentiment that has so far been very favorable to our portfolio and to value investing. We have been asked how and why such shifts occur. We have tried to come up with several reasons that sound logical. Many times we don't understand what's really happened until much later. Here are some possible signs of, and reasons for, the shift:



The Dow was down dramatically by February 25, while the NASDAQ was up substantially, underscoring the popular, but meaningless, Old Economy / New Economy split.



The anxiety suffered by New Economy adherents as Microsoft was unable to settle with the Justice Department.



The retirement of Tiger Fund's Julian Robertson and the replacement of Oakmark's Robert Sanborn--sure signs of intense frustration from serious value investors.




[Letterhead]

In Contrast to years past, Berkshire Hathaway's 1999 Annual Report received barely a mention in the financial press. We read it with great interest, of course!



When you buy a stock or mutual fund, it's important not to lose sight of the fact that you're really buying a fractional interest in a business, and not a lottery ticket.



For about two years now, we have been in a market where valuation hasn't mattered one darn bit. In fact, the more that investors focused on valuation, the worse returns have been. While the laws of economic gravity were temporarily suspended, we do not believe they have been fundamentally altered.



Looking back over the last year, the Wisdom Fund under performed the general market and outperformed Berkshire Hathaway Holdings, the portfolio that we attempt to emulate. Berkshire's stock price fell in 1999 for several reasons:



1. Since last summer, Alan Greenspan has raised interest rates because he is worried that the economy is expanding so fast that it will cause a resurgence of inflation. In theory, the prospect of higher interest rates should hurt growth stocks the most. But in today's market, exactly the opposite has occurred. Fearing that higher rates would hit Old Economy stocks the hardest, investors have been dumping those stocks and piling into tech stocks instead,

2. Three of the Wisdom Fund's and Berkshire Hathaway's largest holdings--Coca-cola, Gillette, and Freddie Mac--fell in calendar year 1999 (13%, 14% and 27%, respectively). These stocks have been great investments over a long-term horizon,



3. The Wisdom Fund holds about 26% of its assets in low-return short-term fixed income securities as does Berkshire Hathaway. Due to high valuations in the markets, Berkshire Hathaway has not seen fit to put its cash to work, and



4. Since the Wisdom Fund and Berkshire Hathaway have very little exposure to technology stocks, we feel our holdings have been dragged down by the general devaluation of non-tech stocks.



At Berkshire Hathaway's annual meeting this spring, Warren Buffet scornfully compared the technology sector's breathtaking runup to a "chain letter," in which early participants reap rich rewards at the expense of those who follow.



Of course, we do not like to under perform the S&P 500 stock index. We can say with certainty that there will always be a category or class of investments that will post results greater than ours. For our part, we will continue to implement our investment strategy of emulating the investment portfolio of Berkshire Hathaway which has produced a thirty-year track record second to none.

Warren Buffet said in 1996, "Your goal as an investor should be to purchase, at a rational price, a part interest in an easily understandable business with whose earnings are virtually certain to be materially higher five, ten, and twenty years from now. Over time, you will find only a few companies that meet these standards---so when you see one that qualifies, you should buy a meaningful amount of stock. You must also resist the temptation to stray from your guidelines: If you aren't willing to own a stock for ten years, don't even thing about owning it for ten minutes. Put together a portfolio of companies whose aggregate earnings march upward over the years, and so also will the portfolio's market value."



And that is the "wisdom" of the Wisdom Fund!




/s/ C. Douglas Davenport

C. Douglas Davenport, J.D.

President, Atlanta Investment Counsel, LLC

                                   WISDOM FUND

                                 CLASS C SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2000


[LINE GRAPH HERE]:

--------------------------------------------------------------------------------
                          Wisdom Fund                 S&P 500
                         Class C Shares          Total Return Index
--------------------------------------------------------------------------------
       11/16/99            $10,000                    $10,000
       11/30/99              9,902                      9,785
       12/31/99              9,742                     10,362
       01/31/00              9,467                      9,841
       02/29/00              8,613                      9,655
       03/31/00              9,526                     10,599
       04/30/00              9,487                     10,281
       05/31/00              9,716                     10,070


This graph depicts the performance of the Wisdom Fund - Class C Shares versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                             Cumulative Total Return

             ------------------------------ -----------------------
                                              Since Commencement
                                                Of Operations
             ------------------------------ -----------------------
                   No Sales Charges                 (1.86)%
             ------------------------------ -----------------------
                1% Maximum Sales Charge             (2.84)%
             ------------------------------ -----------------------


>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations) and reflects the deduction of the maximum contingent deferred sales charge ("CDSC"), taken on the last day of the most recently completed fiscal year. The CDSC for the Class C Shares declines from 1% to 0% over two years. All dividends and distributions are reinvested.

>> At May 31, 2000, the value of the Wisdom Fund - Class C Shares would have decreased to $9,716 - a cumulative total investment return of (2.84)% since November 16, 1999. Without the deduction of the 1% maximum CDSC, the value of the Wisdom Fund - Class C Shares would have decreased to $9,814 - a cumulative total investment return of (1.86)% since November 16, 1999. The CDSC may be waived or reduced under certain circumstances.

>> At May 31, 2000, a similar investment in the S&P 500 Total Return Index would have grown to $10,070 - a cumulative total investment return of 0.70% since November 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 62.39%

       Apparel Manufacturing - 1.33%
         (a)Jones Apparel Group, Inc. ..................................................                 1,750            $   46,922
            Liz Claiborne, Inc. ........................................................                   400                15,725
                                                                                                                          ----------
                                                                                                                              62,647
                                                                                                                          ----------
       Beverages - 10.15%
            The Coca-Cola Company ......................................................                 8,950               477,706
                                                                                                                          ----------

       Chemicals - 0.74%
            Great Lakes Chemical Corporation ...........................................                 1,250                34,844
                                                                                                                          ----------

       Cosmetics and Personal Care - 3.05%
            The Gillette Company .......................................................                 4,300               143,512
                                                                                                                          ----------

       Financial Services - 16.09%
            American Express Company ...................................................                 6,750               362,813
            AXA Financial, Inc. ........................................................                 1,825                71,061
            Freddie Mac ................................................................                 2,675               119,037
            Marsh & McLennan Companies, Inc. ...........................................                   600                66,000
            MGIC Investment Corporation ................................................                 1,150                56,997
            The Dun & Bradstreet Corporation ...........................................                 2,650                81,487
                                                                                                                          ----------
                                                                                                                             757,395
                                                                                                                          ----------
       Financial - Banks, Commercial - 2.83%
            Wells Fargo & Company ......................................................                 2,950               133,488
                                                                                                                          ----------

       Insurance - Life and Health - 2.56%
            CIGNA Corporation ..........................................................                   700                62,169
            Torchmark Corporation ......................................................                 2,150                58,453
                                                                                                                          ----------
                                                                                                                             120,622
                                                                                                                          ----------
       Insurance - Multiline - 17.37%
            AFLAC INCORPORATED .........................................................                 1,400                72,363
            Allmerica Financial Corporation ............................................                 1,150                66,341
            Ambac Financial Group, Inc. ................................................                 1,200                60,600
            American International Group, Inc. .........................................                   537                60,446
            American National Insurance Company ........................................                   950                51,300
            Cincinnati Financial Corporation ...........................................                 1,950                78,274
         (a)CNA Financial Corporation ..................................................                 1,650                58,884
            Financial Security Assurance Holdings Ltd. .................................                 1,325                99,458
            Loews Corporation ..........................................................                 1,000                65,875
            PartnerRe Ltd. .............................................................                 2,025                75,178
            The PMI Group, Inc. ........................................................                 1,250                63,359
            The St. Paul Companies, Inc. ...............................................                 1,750                65,625
                                                                                                                          ----------
                                                                                                                             817,703
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Insurance - Property & Casualty - 2.78%
            Erie Indemnity Company .....................................................                 1,950            $   53,625
            Everest Re Group, Ltd. .....................................................                 2,275                77,350
                                                                                                                          ----------
                                                                                                                             130,975
                                                                                                                          ----------
       Publishing - Newspapers - 0.87%
            The Washington Post Company ................................................                    82                41,041
                                                                                                                          ----------

       Real Estate Investment Trust - 1.59%
            First Industrial Realty Trust, Inc. ........................................                   875                25,430
            Tanger Factory Outlet Centers, Inc. ........................................                 1,150                26,594
            Town & Country Trust .......................................................                 1,400                22,925
                                                                                                                          ----------
                                                                                                                              74,949
                                                                                                                          ----------
       Transportation - Miscellaneous - 0.90%
            GATX Corporation ...........................................................                 1,250                42,187
                                                                                                                          ----------

       Utilities - Electric - 2.13%
            FPL Group, Inc. ............................................................                   875                43,313
            Northern States Power Company ..............................................                 1,500                33,187
            The Montana Power Company ..................................................                   625                23,672
                                                                                                                          ----------
                                                                                                                             100,172
                                                                                                                          ----------

            Total Common Stocks (Cost $2,817,159) ............................................................             2,937,241
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest         Maturity
                                                                     Principal         Rate             Date
------------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT OBLIGATION - 16.03%

            United States Treasury Bill .....................        $760,000           0%            07/20/00               754,775
            (Cost $754,479)                                                                                               ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Shares
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.97%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...................................               211,257               211,257
       Evergreen Money Market Treasury Institutional Treasury Money
            Market Fund Institutional Service Shares ...................................               211,256               211,256
                                                                                                                          ----------

            Total Investment Companies (Cost $422,513) .......................................................               422,513
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $3,994,151 (b)) .......................................                 87.39%           $4,114,529
Other Assets Less Liabilities ..........................................................                 12.61%              593,764
                                                                                                        ------            ----------
       Net Assets ......................................................................                100.00%           $4,708,293
                                                                                                        ======            ==========



       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



            Unrealized appreciation ..........................................................................           $  267,843
            Unrealized depreciation ..........................................................................             (147,465)
                                                                                                                         ----------

                            Net unrealized appreciation ......................................................           $  120,378
                                                                                                                         ==========

























See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2000


ASSETS
       Investments, at value (cost $3,994,151) .............................................................             $4,114,529
       Cash ................................................................................................                563,217
       Income receivable ...................................................................................                  6,327
       Receivable for fund shares sold .....................................................................                 29,791
       Due from advisor (note 2) ...........................................................................                 11,118
                                                                                                                         ----------

            Total assets ...................................................................................              4,724,982
                                                                                                                         ----------

LIABILITIES
       Accrued expenses ....................................................................................                 16,689
                                                                                                                         ----------

NET ASSETS .................................................................................................             $4,708,293
                                                                                                                         ==========

NET ASSETS CONSIST OF
       Paid-in capital .....................................................................................             $4,647,581
       Undistributed net investment income .................................................................                    219
       Accumulated net realized loss on investments ........................................................                (59,885)
       Net unrealized appreciation on investments ..........................................................                120,378
                                                                                                                         ----------
                                                                                                                         $4,708,293
                                                                                                                         ==========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
         ($2,710,312 / 273,814 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.90
                                                                                                                         ==========

INVESTOR CLASS
       Net asset value, redemption and offering price per share
         ($656,212 / 66,077 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.93
                                                                                                                         ==========
       Maximum offering price per share (100 / 95.50% of $9.93) ............................................                 $10.40
                                                                                                                         ==========

CLASS B
       Net asset value, redemption and maximum offering price per share
         ($1,168,374 / 117,131 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.97
                                                                                                                         ==========

CLASS C
       Net asset value,  redemption and maximum  offering price per share
         ($173,395 / 17,369 shares : unlimited  shares of $0.01 par value
          beneficial interest authorized) ..................................................................                 $ 9.98
                                                                                                                         ==========









See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2000



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  21,539
            Dividends ......................................................................................                 35,889
                                                                                                                          ---------

                  Total income .............................................................................                 57,428
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 12,914
            Fund administration fees (note 2) ..............................................................                  3,499
            Distribution and service fees - Class B (note 3) ...............................................                  2,157
            Distribution and service fees - Class C (note 3) ...............................................                    180
            Distribution and service fees - Investor Class (note 3) ........................................                    712
            Custody fees ...................................................................................                  3,216
            Registration and filing administration fees (note 2) ...........................................                  2,190
            Fund accounting fees (note 2) ..................................................................                 45,000
            Audit fees .....................................................................................                 10,530
            Legal fees .....................................................................................                 10,027
            Securities pricing fees ........................................................................                  1,779
            Shareholder recordkeeping fees .................................................................                  8,950
            Other accounting fees (note 2) .................................................................                  1,399
            Shareholder servicing expenses .................................................................                  2,634
            Registration and filing expenses ...............................................................                  8,143
            Printing expenses ..............................................................................                  7,308
            Trustee fees and meeting expenses ..............................................................                  3,180
            Other operating expenses .......................................................................                  3,145
                                                                                                                          ---------

                  Total expenses ...........................................................................                126,963
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) .....................................................               (110,174)
                       Investment advisory fees waived (note 2) ............................................                (12,914)
                       Fund administration fees waived (note 2) ............................................                   (132)
                       Other accounting fees waived (note 2) ...............................................                   (694)
                                                                                                                          ---------

                  Net expenses .............................................................................                  3,049
                                                                                                                          ---------

                       Net investment income ...............................................................                 54,379
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                (58,004)
       Increase in unrealized appreciation on investments ..................................................                123,160
                                                                                                                          ---------

            Net realized and unrealized gain on investments ................................................                 65,156
                                                                                                                          ---------

                  Net increase in net assets resulting from operations .....................................              $ 119,535
                                                                                                                          =========

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended          Period ended
                                                                                                  May 31,               May 31,
                                                                                                   2000                1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
         Operations
               Net investment income .....................................................      $   54,379            $    1,775
               Net realized loss from investment transactions ............................         (58,004)               (1,881)
               Increase (decrease) in unrealized appreciation on investments .............         123,160                (2,782)
                                                                                                ----------            ----------
                   Net increase (decrease) in net assets resulting from operations .......         119,535                (2,888)
                                                                                                ----------            ----------
         Distributions to shareholders from
               Net investment income - Institutional Class ...............................         (45,278)               (1,775)
               Net investment income - Investor Class ....................................          (5,847)                    0 (b)
               Net investment income - Class B ...........................................          (2,809)                    0
               Net investment income - Class C ...........................................            (226)                    0
                                                                                                ----------            ----------
                   Decrease in net assets resulting from distributions ...................         (54,160)               (1,775)
                                                                                                ----------            ----------
         Capital share transactions
               Increase in net assets resulting from capital share transactions (d) ......       4,144,606               502,975
                                                                                                ----------            ----------
                               Total increase in net assets ..............................       4,209,981               498,312
NET ASSETS
         Beginning of period .............................................................         498,312                     0
                                                                                                ----------            ----------
         End of period ...................................................................      $4,708,293            $  498,312
                                                                                                ==========            ==========
(d) A summary of capital share activity follows:
                                                    --------------------------------------------------------------------------------
                                                              Period ended                                Period ended
                                                              May 31, 2000                              May 31, 1999 (a)
                                                      Shares                Value                 Shares                Value
                                                    --------------------------------------------------------------------------------
--------------------------------------------------
               INSTITUTIONAL CLASS
--------------------------------------------------
Shares sold ......................................     218,824            $2,185,791                50,110            $  501,100
Shares issued for reinvestment of distributions ..       4,701                45,278                   179                 1,775
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     223,525            $2,231,069                50,289            $  502,875
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                 INVESTOR CLASS
--------------------------------------------------
Shares sold ......................................      87,208            $  839,421                    10            $      100
Shares issued for reinvestment of distributions ..         598                 5,846                     0                     0
Shares redeemed ..................................     (21,739)             (200,724)                    0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................      66,067            $  644,543                    10            $      100
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                   CLASS B (c)
--------------------------------------------------
Shares sold ......................................     117,050            $1,100,100                     0            $        0
Shares issued for reinvestment of distributions ..          81                   805                     0                     0
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     117,131            $1,100,905                     0            $        0
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                   CLASS C (c)
--------------------------------------------------
Shares sold ......................................      17,347            $  167,863                     0            $        0
Shares issued for reinvestment of distributions ..          22                   226                     0                     0
Shares redeemed ..................................           0                     0                     0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................      17,369            $  168,089                     0            $        0
                                                    ==========            ==========            ==========            ==========
--------------------------------------------------
                  FUND SUMMARY
--------------------------------------------------
Shares sold ......................................     440,429            $4,293,175                50,120            $  501,200
Shares issued for reinvestment of distributions ..       5,402                52,155                   179                 1,775
Shares redeemed ..................................     (21,739)             (200,724)                    0                     0
                                                    ----------            ----------            ----------            ----------
         Net increase ............................     424,092            $4,144,606                50,299            $  502,975
                                                    ==========            ==========            ==========            ==========

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) A distribution from Investor Class income was paid in the amount of $0.22.
(c) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.


                                                                                      See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                             --------------------------------    -----------------------------------
                                                                    Institutional Class                    Investor Class
                                                             --------------------------------    -----------------------------------
                                                               Year ended       Period ended       Year ended       Period ended
                                                                 May 31,           May 31,           May 31,           May 31,
                                                                  2000             1999 (a)           2000             1999 (a)
                                                             --------------------------------    -----------------------------------

Net asset value, beginning of period .......................       $ 9.91           $ 10.00            $ 9.92            $10.00

       Income from investment operations
           Net investment income ...........................         0.18              0.04              0.12              0.02
           Net realized and unrealized (loss) gain
               on investments ..............................        (0.01)            (0.09)             0.01             (0.08)
                                                               ----------        ----------        ----------        ----------
               Total from investment operations ............         0.17             (0.05)             0.13             (0.06)
                                                               ----------        ----------        ----------        ----------
       Distributions to shareholders from
           Net investment income ...........................        (0.18)            (0.04)            (0.12)            (0.02)
                                                               ----------        ----------        ----------        ----------

Net asset value, end of period .............................     $   9.90            $ 9.91            $ 9.93            $ 9.92
                                                               ==========        ==========        ==========        ==========

Total return (b) ...........................................         1.64 %           (0.45)%            1.36 %           (0.58)%
                                                               ==========        ==========        ==========        ==========

Ratios/supplemental data
       Net assets, end of period ...........................   $2,710,312        $  498,213        $  656,212        $       99
                                                               ==========        ==========        ==========        ==========
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...         5.05 %           23.94 % (c)        4.29 %           15.49 %(c)
           After expense reimbursements and waived fees ....         0.00 %            0.00 % (c)        0.25 %            0.00 %(c)
       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...        (2.87)%          (22.69)% (c)       (1.96)%          (14.68)%(c)
           After expense reimbursements and waived fees ....         2.18 %            1.26 % (c)        2.08 %            0.81 %(c)

       Portfolio turnover rate .............................        41.69 %            7.04 %           41.69 %            7.04 %


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.

See accompanying notes to financial statements



                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                          -----------------        -----------------
                                                                                               Class B                  Class C
                                                                                          -----------------        -----------------

                                                                                              Period ended           Period ended
                                                                                                 May 31,                May 31,
                                                                                                2000 (a)               2000 (a)
                                                                                          --------------------    ------------------

Net asset value, beginning of period ...............................................               $10.20                $10.20

       Income from investment operations
           Net investment income ...................................................                 0.04                  0.03
           Net realized and unrealized (loss) gain on investments ..................                (0.23)                (0.22)
                                                                                               ----------            ----------
               Total from investment operations ....................................                (0.19)                (0.19)
                                                                                               ----------            ----------
       Distributions to shareholders from
           Net investment income ...................................................                (0.04)                (0.03)
                                                                                               ----------            ----------

Net asset value, end of period .....................................................               $ 9.97                $ 9.98
                                                                                               ==========            ==========

Total return (b) ...................................................................                (1.85)%               (1.86)%
                                                                                               ==========            ==========

Ratios/supplemental data
       Net assets, end of period ...................................................           $1,168,374            $  173,395
                                                                                               ==========            ==========
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...........................                 4.09 %(c)             4.07 %(c)
           After expense reimbursements and waived fees ............................                 1.00 %(c)             1.00 %(c)
       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...........................                (1.78)%(c)            (1.77)%(c)
           After expense reimbursements and waived fees ............................                 1.31 %(c)             1.30 %(c)

       Portfolio turnover rate .....................................................                41.69 %               41.69 %



(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.


See accompanying notes to financial statements



                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7, 1999 a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $12,914 ($0.05 per share) and reimbursed $110,174 of the operating expenses incurred by the Fund for the year ended May 31, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator voluntarily waived a portion of its fees amounting to $826 for the year ended May 31, 2000.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. Prior to July 14, 1999, Donaldson & Co., Inc., an affiliate of the Advisor, served as the principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2000, the Distributor retained sales charges in the amount of $6,011.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $2,157, $180 and $712, net of waived fees, in distribution and service fees under the Plan with respect to Class B Shares, Class C Shares and Investor Class Shares, respectively, for the fiscal year ended May 31, 2000.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,323,538 and $753,580, respectively, for the fiscal year ended May 31, 2000.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of New Providence Investment Trust and
  Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund, including the portfolio of investments, as of May 31, 2000, and the related statement of operations for the period then ended, the statements of changes in net assets for the periods ended May 31, 2000 and 1999, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2000, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP




Princeton, New Jersey
June 23, 2000